S000069533 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	15.31%
S&P MidCap 400 Sustainability Screened Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.42%	14.26%
iShares ESG Select Screened S&P Mid-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.24%	14.08%
Performance Inception Date			Sep. 22, 2020
iShares ESG Select Screened S&P Mid-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.87%	13.67%
iShares ESG Select Screened S&P Mid-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.44%	11.13%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.